Chapman and Cutler LLP                                   111 West Monroe Street
                                                       Chicago, Illinois  60603

                                 June 26, 2012


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attn:  Vincent J. DiStefano

Re:                               FT 3570
               Georgetown Capital Appreciation Portfolio, (R)
                           3rd Quarter 2012 Series
                                (the "Trust")

Dear Mr. DiStefano:

     Included herewith please find a copy of the Amendment No. 2 to the Registration Statement for the above referenced unit investment trust as filed with the Securities and Exchange Commission (the "Commission") on June 26, 2012. First Trust Portfolios L.P. ("First Trust" or "Sponsor") will act as depositor and sponsor of the Trust. The Trust will consist of the series described above. The portfolio for the series will be selected through application of an objective investment strategy. A recent example of a similar unit investment trust, which utilized the same strategy as the Trust, is FT 3400 (File No. 333-179327), declared effective by the Commission on March 30, 2012. We have modified the language in the Trust's prospectus to conform with comments received from the staff of the Commission regarding FT 3400 and previous series of the Trust, as well as comments you raised during our telephone conversation on June 22, 2012.

     We are advised that First Trust proposes to deposit securities and to activate the subject Trust on or about June 29, 2012, or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of First Trust that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the inclusion in the Trust of hypothetical performance information for each of the investment strategies by the staff of the Commission and ask that the Trust be granted effectiveness by the staff as early as possible on June 29, 2012.

     Inasmuch as the Trust is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

     In the event that there are any questions in respect hereto, or if there is any way in which we can be of assistance, please do not hesitate to telephone either the undersigned at (312/845-3017) or Eric F. Fess at (312/845-3781).

                               Very truly yours,

                               CHAPMAN AND CUTLER LLP


                               By /s/ Brian D. Free
                                 -------------------
                                    Brian D. Free

cc: Eric F. Fess
    W. Scott Jardine

Enclosure